Loans Receivable - G Mining Ventures Term Loan (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jul. 18, 2022	Jun. 30, 2024	Jun. 30, 2024	Apr. 19, 2024	Jan. 29, 2024
Disclosure of financial assets [line items]
Interest revenue		$ 2.2	$ 3.1
G Mining Ventures Corp, Tocantinzinho Project, Brazil
Disclosure of financial assets [line items]
Notional amount				$ 33.0	$ 42.0
Amount of funding				$ 75.0
Term of the loan	6 years
Spread on variable rate (as a percent)	5.75%
Interest rate after completion of test	4.75%
Debt Instrument, Percentage Of Repayment Upon Maturity	25.00%
Percentage of fee on undrawn amounts	1.00%
Percentage of original issue discount	2.00%
Interest revenue		$ 2.0	$ 2.9